T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 97.2%			Household Durables 1.8%
Communication Services 1.5%			Cavco Industries (1)	80,800	15,521
			Skyline Champion (1)	643,756	19,370
Entertainment 0.5%			Tempur Sealy International (1)	465,000	35,898
Zynga, Class A (1)	4,296,800	25,006	TRI Pointe Group (1)	1,644,661	24,736
		25,006			95,525
Media 1.0%			Internet & Direct Marketing Retail 0.0%
Cable One	42,800	53,701	A Place for Rover, Acquisition
		53,701	Date: 5/25/18, Cost $155
			(1)(2)(3)	22,774	158
Total Communication Services		78,707
					158
Consumer Discretionary 10.7%
			Multiline Retail 0.8%
Auto Components 0.8%			Ollie's Bargain Outlet Holdings
Gentherm (1)	452,062	18,573	(1)	647,852	37,990
Visteon (1)	266,207	21,973	Tuesday Morning (1)	2,062,700	3,239
		40,546			41,229
Diversified Consumer Services 1.0%			Specialty Retail 3.7%
American Public Education (1)	153,715	3,434	Aaron's	752,836	48,377
Bright Horizons Family Solutions			Burlington Stores (1)	276,800	55,310
(1)	176,546	26,923	Five Below (1)	46,900	5,914
Chegg (1)	324,493	9,718	Michaels (1)	1,761,600	17,246
J2 Acquisition (1)	1,264,835	12,459	Monro	701,125	55,396
J2 Acquisition, Warrants,			National Vision Holdings (1)	207,174	4,987
10/10/20 (1)	1,127,132	310	RH (1)	54,861	9,372
Strategic Education	18,700	2,541
					196,602
		55,385
			Textiles, Apparel & Luxury Goods 0.1%
Hotels, Restaurants & Leisure 2.5%
			Allbirds, Acquisition Date:
Boyd Gaming	141,300	3,384	10/10/18 - 12/21/18, Cost
Chuy's Holdings (1)	468,717	11,605	$2,915 (1)(2)(3)	53,162	2,915
Denny's (1)	1,013,300	23,068			2,915
Drive Shack (1)	720,239	3,104	Total Consumer Discretionary		567,057
Dunkin' Brands Group	413,500	32,815	Consumer Staples 4.8%
Fiesta Restaurant Group (1)	619,353	6,454
OneSpaWorld Holdings (1)	614,400	9,542	Beverages 0.9%
Papa John's International	491,733	25,742	Boston Beer, Class A (1)	128,646	46,838
Red Robin Gourmet Burgers (1)	409,608	13,624			46,838
Wingstop	61,400	5,359	Food & Staples Retailing 0.5%
		134,697	Performance Food Group (1)	639,813	29,438
					29,438

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Food Products 3.4%			CenterState Bank	938,200	22,503
Cal-Maine Foods	667,155	26,656	Columbia Banking System	337,204	12,443
Collier Creek Holdings (1)	681,560	7,293	CrossFirst Bankshares (1)	305,558	4,371
			CrossFirst Bankshares,
Nomad Foods (1)	802,012	16,441	Acquisition Date: 10/23/18,
Post Holdings (1)	385,500	40,801	Cost $3,462 (1)(2)	242,972	3,302
Sanderson Farms	201,100	30,432	Equity Bancshares, Class A (1)	377,700	10,126
Simply Good Foods (1)	695,236	20,155	FB Financial	554,306	20,814
TreeHouse Foods (1)	663,527	36,793	First Bancshares	373,583	12,067
		178,571	Grasshopper Bancorp,
			Acquisition Date: 10/12/18 -
Total Consumer Staples		254,847	5/2/19, Cost $2,456 (1)(2)(3)	245,627	2,456
Energy 2.0%			Grasshopper Bancorp,
			Warrants, 10/12/28,
Energy Equipment & Services 0.5%			Acquisition Date: 10/12/18,
Computer Modelling Group			Cost $ — (1)(2)(3)	47,055	176
(CAD)	772,400	3,562	Heritage Commerce	1,003,212	11,793
Dril-Quip (1)	214,300	10,754	Heritage Financial	497,600	13,415
Keane Group (1)	588,100	3,564	Home BancShares	1,980,690	37,227
Liberty Oilfield Services, Class A	747,768	8,098	Hope Bancorp	897,400	12,869
		25,978	Independent Bank	139,924	10,445
Oil, Gas & Consumable Fuels 1.5%			Independent Bank Group	500,717	26,343
Diamondback Energy	216,700	19,484	Investors Bancorp	1,389,600	15,786
Jagged Peak Energy (1)	1,163,934	8,450	Live Oak Bancshares	553,953	10,027
Kosmos Energy	391,919	2,446	Origin Bancorp	508,755	17,165
Magnolia Oil & Gas, Class A (1)	1,612,900	17,903	Pacific Premier Bancorp	470,500	14,675
New Fortress Energy (1)	396,336	7,146	Pinnacle Financial Partners	603,817	34,267
Seven Generations Energy,			Prosperity Bancshares	357,800	25,271
Class A (CAD) (1)	1,463,700	9,302	Seacoast Banking (1)	1,054,096	26,679
Venture Global LNG, Series B,			Sound Bank, Non-Voting Shares,
Acquisition Date: 3/8/18, Cost			Acquisition Date: 5/6/19, Cost
$577 (1)(2)(3)	191	993	$1,511 (1)(2)(3)	151,114	1,511
Venture Global LNG, Series C,			Sound Bank, Voting Shares,
Acquisition Date: 5/25/17 -			Acquisition Date: 5/6/19, Cost
3/8/18, Cost $8,412 (1)(2)(3)	2,319	12,059	$742 (1)(2)(3)	74,220	742
		77,783	Sound Bank, Warrants, 5/6/24,
			Acquisition Date: 5/6/19, Cost
Total Energy		103,761	$ — (1)(2)(3)	22,533	—
Financials 17.6%			South State	253,184	19,065
			Texas Capital Bancshares (1)	180,850	9,883
Banks 9.4%			Towne Bank	574,000	15,960
Atlantic Capital Bancshares (1)	487,831	8,459	Webster Financial	348,738	16,345
BankUnited	850,100	28,580
Bridge Bancorp	489,400	14,467

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Western Alliance Bancorp	794,500	36,611	Acceleron Pharma (1)	288,500	11,399
		495,843	Agios Pharmaceuticals (1)	150,127	4,864
Capital Markets 1.3%			Aimmune Therapeutics (1)	416,706	8,726
Assetmark Financial Holdings			Alder Biopharmaceuticals (1)	161,045	3,037
(1)	156,491	4,077	Allogene Therapeutics (1)	81,888	2,232
Cboe Global Markets	489,301	56,225	AnaptysBio (1)	108,261	3,788
Conyers Park II Acquisition (1)	726,738	7,725	Argenx, ADR (1)	162,167	18,481
Stepstone, Acquisition Date:			Ascendis Pharma, ADR (1)	362,386	34,905
8/19/19, Cost $3,997			Autolus Therapeutics, ADR (1)	53,650	666
(1)(2)(3)(4)	4,996	3,997	BeiGene, ADR (1)	17,634	2,159
		72,024	Blueprint Medicines (1)	231,648	17,019
Consumer Finance 1.2%			Corvus Pharmaceuticals (1)	169,289	510
Encore Capital Group (1)	756,610	25,214	CytomX Therapeutics (1)	223,159	1,647
PRA Group (1)	918,000	31,019	Enanta Pharmaceuticals (1)	24,900	1,496
SLM	798,600	7,048	G1 Therapeutics (1)	94,420	2,151
		63,281	Global Blood Therapeutics (1)	490,026	23,776
Insurance 3.4%			Homology Medicines (1)	242,965	4,398
			IGM Biosciences (1)	103,792	1,842
Assurant	331,402	41,697
			ImmunoGen (1)	198,222	480
Axis Capital Holdings	433,950	28,953
			Immunomedics (1)	412,900	5,475
Hanover Insurance Group	238,900	32,380
			Insmed (1)	783,947	13,829
ProSight Global (1)	196,422	3,803
			Krystal Biotech (1)	53,248	1,849
Safety Insurance Group	154,276	15,633
			Madrigal Pharmaceuticals (1)	20,548	1,772
Selective Insurance Group	650,200	48,889
			Momenta Pharmaceuticals (1)	441,008	5,715
State Auto Financial	312,858	10,133
			Orchard Therapeutics, ADR (1)	530,701	6,305
		181,488	Principia Biopharma (1)	159,213	4,496
Thrifts & Mortgage Finance 2.3%			PTC Therapeutics (1)	174,200	5,891
Capitol Federal Financial	1,436,086	19,789	Radius Health (1)	907,685	23,373
Essent Group	320,900	15,297	Sage Therapeutics (1)	284,207	39,871
Meridian Bancorp	1,102,918	20,680	Sarepta Therapeutics (1)	37,800	2,847
PennyMac Financial Services (1)	848,338	25,773	Scholar Rock Holding (1)	104,529	936
Radian Group	804,100	18,366	Seattle Genetics (1)	131,884	11,263
Sterling Bancorp	808,863	7,894	Tricida (1)	150,190	4,636
WSFS Financial	308,565	13,608	Ultragenyx Pharmaceutical (1)	287,786	12,311
		121,407	Xencor (1)	431,225	14,545
Total Financials		934,043			300,652
Health Care 13.9%			Health Care Equipment & Supplies 2.9%
Biotechnology 5.7%			AtriCure (1)	287,400	7,168
10x Genomics, Class A (1)	38,923	1,962	Avanos Medical (1)	645,800	24,191

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

ICU Medical (1)	89,222	14,240	WaVe Life Sciences (1)	71,033	1,458
iRhythm Technologies (1)	151,206	11,206			86,879
JAND, Class A, Acquisition Date:			Total Health Care		737,337
3/9/18, Cost $3,072 (1)(2)(3)	195,430	3,310
Nevro (1)	213,808	18,381	Industrials & Business Services 16.7%
NuVasive (1)	252,300	15,991	Aerospace & Defense 3.8%
Pax Labs, Class A, Acquisition			Aerojet Rocketdyne Holdings (1)	737,695	37,261
Date: 4/18/19, Cost $7,145
(1)(2)(3)	1,897,440	7,145	BWX Technologies	710,035	40,621
Penumbra (1)	16,000	2,152	Cubic	523,951	36,902
Quidel (1)	536,186	32,895	Moog, Class A	160,287	13,002
STERIS	61,400	8,872	Teledyne Technologies (1)	219,013	70,520
Wright Medical Group (1)	428,109	8,832			198,306
		154,383	Airlines 0.5%
Health Care Providers & Services 2.6%			Alclear Holdings, Class B,
			Acquisition Date: 3/6/18 -
Acadia Healthcare (1)	612,795	19,046	12/13/18, Cost $7,841
Amedisys (1)	203,957	26,720	(1)(2)(3)(4)	52,226	11,751
Cross Country Healthcare (1)	644,720	6,641	Hawaiian Holdings	560,200	14,711
Hanger (1)	1,072,311	21,854			26,462
Molina Healthcare (1)	395,200	43,361	Building Products 1.4%
U. S. Physical Therapy	162,014	21,151	CSW Industrials	61,140	4,220
		138,773	Gibraltar Industries (1)	613,524	28,185
Health Care Technology 0.4%			PGT Innovations (1)	821,895	14,194
HMS Holdings (1)	669,700	23,081	Quanex Building Products	508,272	9,190
		23,081	Simpson Manufacturing	279,600	19,396
Life Sciences Tools & Services 0.6%					75,185
Adaptive Biotechnologies (1)	97,376	3,009	Commercial Services & Supplies 2.8%
Bruker	695,660	30,560	Brink's	723,846	60,043
		33,569	Heritage-Crystal Clean (1)	465,000	12,323
Pharmaceuticals 1.7%			Rentokil Initial (GBP)	5,326,523	30,624
			Stericycle (1)	104,500	5,322
Cara Therapeutics (1)	233,348	4,266
			Team (1)	737,000	13,303
Catalent (1)	810,588	38,633
			Waste Connections	293,900	27,039
MyoKardia (1)	279,132	14,557
Odonate Therapeutics (1)	59,353	1,545			148,654
Reata Pharmaceuticals, Class A			Construction & Engineering 0.5%
(1)	90,800	7,290	Valmont Industries	185,119	25,628
TherapeuticsMD (1)	4,106,931	14,908			25,628
Turning Point Therapeutics (1)	112,285	4,222

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Electrical Equipment 0.6%			Littelfuse	100,600	17,837
AZZ	520,146	22,658	National Instruments	863,256	36,248
Bloom Energy, Class A (1)	526,602	1,711	Novanta (1)	452,399	36,970
Thermon Group Holdings (1)	343,400	7,891			112,471
		32,260	IT Services 2.2%
Machinery 4.5%			Booz Allen Hamilton Holding	602,700	42,804
Barnes Group	255,900	13,189	Euronet Worldwide (1)	165,200	24,169
Chart Industries (1)	406,200	25,331	Evo Payments, Class A (1)	177,583	4,994
ESCO Technologies	465,338	37,022	Parsons (1)	203,763	6,720
Federal Signal	146,900	4,809	ServiceTitan, Acquisition Date:
			11/9/18, Cost $235 (1)(2)(3)	8,945	235
Gardner Denver Holdings (1)	658,600	18,632	StoneCo, Class A (1)	882,793	30,703
Graco	446,800	20,571	Tucows, Class A (1)	125,844	6,816
Helios Technologies	242,617	9,843
					116,441
John Bean Technologies	448,233	44,568
Mueller Water Products, Class A	1,833,100	20,604	Semiconductors & Semiconductor Equipment 2.9%
REV Group	434,693	4,969	Entegris	1,081,300	50,886
Toro	485,300	35,572	Inphi (1)	307,439	18,769
		235,110	Lattice Semiconductor (1)	2,654,397	48,536
			MKS Instruments	100,400	9,265
Marine 0.6%			Monolithic Power Systems	74,275	11,559
Matson	847,581	31,793	PDF Solutions (1)	674,714	8,818
		31,793	Semtech (1)	53,500	2,601
Professional Services 0.2%					150,434
Huron Consulting Group (1)	170,000	10,428	Software 4.9%
		10,428	Ceridian HCM Holding (1)	372,075	18,369
Road & Rail 0.9%			Checkr, Acquisition Date:
Knight-Swift Transportation			6/29/18, Cost $390 (1)(2)(3)	31,697	911
Holdings	550,965	20,000	Coupa Software (1)	232,137	30,078
Landstar System	143,300	16,133	Descartes Systems Group (1)	1,168,300	47,094
Schneider National, Class B	608,517	13,217	Five9 (1)	416,011	22,357
		49,350	nCino, Acquisition Date:
			9/16/19, Cost $4,778 (1)(2)(3)	219,696	4,778
Trading Companies & Distributors 0.9%			PagerDuty (1)	47,533	1,343
SiteOne Landscape Supply (1)	659,042	48,782	Pagerduty, Acquisition Date:
		48,782	8/24/18 - 9/24/18, Cost
			$4,610 (1)(2)	271,594	7,289
Total Industrials & Business Services		881,958	Paycom Software (1)	96,200	20,153
Information Technology 12.1%			Proofpoint (1)	260,600	33,630
Electronic Equipment, Instruments & Components 2.1%			SS&C Technologies Holdings	919,991	47,444
CTS	661,800	21,416

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Toast, Acquisition Date:			Regency Centers, REIT	213,135	14,811
9/14/18, Cost $9 (1)(2)(3)	508	14	Rexford Industrial Realty, REIT	684,800	30,145
Zendesk (1)	362,900	26,448			309,785
		259,908
			Real Estate Management & Development 1.3%
Total Information Technology		639,254
			Colliers International Group	84,614	6,350
Materials 3.0%			FirstService	529,154	54,276
Chemicals 0.9%			Redfin (1)	374,124	6,300
GCP Applied Technologies (1)	482,571	9,290			66,926
Minerals Technologies	253,100	13,437	Total Real Estate		376,711
PolyOne	371,700	12,136	Utilities 5.0%
Quaker Chemical	79,400	12,556
			Electric Utilities 1.1%
		47,419
			PNM Resources	1,090,300	56,783
Metals & Mining 1.6%
					56,783
Alacer Gold (CAD) (1)	1,552,900	6,271
Constellium (1)	1,194,700	15,185	Gas Utilities 2.5%
Franco-Nevada (CAD)	214,000	19,500	Chesapeake Utilities	279,950	26,685
Haynes International	397,033	14,230	ONE Gas	555,700	53,408
Northern Star Resources (AUD)	3,198,538	23,771	Southwest Gas Holdings	581,911	52,977
Osisko Gold Royalties (CAD)	867,700	8,062			133,070
		87,019	Independent Power & Renewable Electricity Producers 0.3%
Paper & Forest Products 0.5%			NextEra Energy Partners	305,800	16,158
West Fraser Timber (CAD)	648,300	25,935			16,158
		25,935	Water Utilities 1.1%
Total Materials		160,373	California Water Service Group	347,600	18,399
Real Estate 7.1%			Middlesex Water	226,817	14,734
			SJW Group	365,810	24,981
Equity Real Estate Investment Trusts 5.8%					58,114
Acadia Realty Trust, REIT	507,700	14,510	Total Utilities		264,125
Alexander & Baldwin, REIT	694,649	17,026
			Total Miscellaneous Common Stocks 2.8% (5)		148,095
American Campus
Communities, REIT	720,000	34,618	Total Common Stocks
Community Healthcare Trust,			(Cost $3,914,680)		5,146,268
REIT	130,800	5,827
CubeSmart, REIT	616,300	21,509
EastGroup Properties, REIT	418,800	52,358
First Industrial Realty Trust, REIT	340,809	13,482
JBG SMITH Properties, REIT	999,399	39,186
Paramount Group, REIT	829,130	11,069
PS Business Parks, REIT	303,622	55,244

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

CONVERTIBLE PREFERRED STOCKS 1.2%			Consumer Staples 0.1%

Consumer Discretionary 0.4%			Food Products 0.1%

Diversified Consumer Services 0.0%			Farmers Business Network,
			Series D, Acquisition Date:
1stdibs. com, Series D,			11/3/17, Cost $6,275 (1)(2)(3)	339,830	7,921
Acquisition Date: 2/7/19, Cost
$2,637 (1)(2)(3)	526,258	2,637	Total Consumer Staples		7,921

		2,637	Health Care 0.1%

Internet & Direct Marketing Retail 0.2%			Health Care Equipment & Supplies 0.1%
A Place for Rover, Series G,			JAND, Series E, Acquisition
Acquisition Date: 5/11/18,			Date: 3/9/18, Cost $3,789
Cost $2,453 (1)(2)(3)	325,849	2,265	(1)(2)(3)	241,083	4,084

Roofoods, Series F, Acquisition			Total Health Care		4,084
Date: 9/12/17, Cost $8,854
(1)(2)(3)	25,043	9,733	Industrials & Business Services 0.1%
Roofoods, Series G, Acquisition
Date: 5/16/19, Cost $339			Road & Rail 0.1%
(1)(2)(3)	811	339	Convoy, Series C, Acquisition
			Date: 9/14/18, Cost $3,999
		12,337	(1)(2)(3)	563,190	3,999

Specialty Retail 0.1%			Total Industrials & Business Services		3,999

Vroom, Series F, Acquisition			Information Technology 0.5%
Date: 6/30/17, Cost $3,779
(1)(2)(3)	221,555	3,977	IT Services 0.0%

		3,977	ServiceTitan, Series A-1,
			Acquisition Date: 11/9/18,
Textiles, Apparel & Luxury Goods 0.1%			Cost $5 (1)(2)(3)	185	5
Allbirds, Series A, Acquisition			ServiceTitan, Series D,
Date: 10/10/18, Cost $950			Acquisition Date: 11/9/18,
(1)(2)(3)	17,333	950	Cost $2,387 (1)(2)(3)	90,775	2,387

Allbirds, Series B, Acquisition					2,392
Date: 10/10/18, Cost $167
(1)(2)(3)	3,045	167	Software 0.5%
Allbirds, Series C, Acquisition			Checkr, Series C, Acquisition
Date: 10/9/18, Cost $1,596			Date: 4/10/18, Cost $1,791
(1)(2)(3)	29,103	1,596	(1)(2)(3)	131,220	3,969
Allbirds, Series Seed,			Checkr, Series D, Acquisition
Acquisition Date: 10/10/18,			Date: 9/6/19, Cost $6,330
Cost $511 (1)(2)(3)	9,313	511	(1)(2)(3)	209,265	6,329

		3,224	Plex Systems Holdings, Series
			B, Acquisition Date: 6/9/14,
Total Consumer Discretionary		22,175	Cost $1,713 (1)(2)(3)	746,493	1,836
			Seismic Software, Series E,
			Acquisition Date: 12/13/18,
			Cost $3,462 (1)(2)(3)	109,829	3,462

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Toast, Series B, Acquisition			SHORT-TERM INVESTMENTS 1.7%
Date: 9/14/18, Cost $79
(1)(2)(3)	4,568	126	Money Market Funds 1.7%
Toast, Series D, Acquisition			T. Rowe Price Government Reserve
Date: 6/27/18, Cost $5,630			Fund,
(1)(2)(3)	325,293	8,956	2.00% (6)(7)	88,599,961	88,600
		24,678	Total Short-Term Investments
Total Information Technology		27,070	(Cost $88,600)		88,600
Total Convertible Preferred Stocks
(Cost $56,745)		65,249	Total Investments in Securities 100.1%
			(Cost $4,060,025)		$5,300,117
			Other Assets Less Liabilities (0.1)%		(4,416)
			Net Assets 100%		$5,295,701

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $128,991 and represents 2.4% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U. S. tax purposes.
(5)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6)	Seven-day yield
(7)	Affiliated Companies
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$ 1,919+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government Reserve Fund	$ 58,838	¤	¤	$ 88,600^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $1,919 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $88,600.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL SMALL-CAP STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$ 4,876,643	$ 216,474	$ 53,151	$ 5,146,268
Convertible Preferred Stocks	—	—	65,249	65,249
Short-Term Investments	88,600	—	—	88,600
Total	$ 4,965,243	$ 216,474	$ 118,400	$ 5,300,117

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $1,287,000 for the period ended September 30,
2019. Additionally, during the period, transfers into and out of Level 3 include securities acquired as a result of a corporate action.

($000s)		Gain
	Beginning	(Loss)			Transfers	Transfers	Ending
	Balance	During	Total	Total	Into	Out of	Balance
	1/1/19	Period	Purchases	Sales	Level 3	Level 3	9/30/19
Investment in Securities
Common Stocks	$35,462	$1,024	$20,158	$(4)	$471	$(3,960)	$53,151
Convertible
Preferred Stocks	59,792	263	9,306	–	–	(4,112)	65,249
Convertible
Bonds	471	–	–	–	–	(471)	–

Total	$95,725	$1,287	$29,464	$(4)	$471	$(8,543)	$118,400